Loans Payable Disclosure: Schedule of Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Loans principal amount	$ 839,613	$ 877,316
Loans payable accrued interest	232,476	92,330
Loans payable and accrued interest, net	$ 1,072,089	$ 969,646